Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000018127 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018127 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018127 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000018127 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000018127 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018127 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000018127 | Costco Wholesale Corp.FR_22160K105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018127 | Home Depot, Inc.FR_437076102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000018127 | BNP Paribas Issuance BVFR_096930268
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018127 | Royal Bank of CanadaFR_779942234
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000018127 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000018127 | SectorSpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018127 | SectorBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000018127 | SectorOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000018127 | SectorConsumer Staples Distribution & Retail
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018127 | SectorHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000018127 | SectorTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000018127 | SectorInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000018127 | SectorEquity Linked Notes
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000018127 | SectorSoftware
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000018127 | SectorSemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000196706 | Cash & equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196706 | US Treasury
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000196706 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000196706 | B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000196706 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000196706 | BBB
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000196706 | A
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000196706 | AA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196706 | AAA
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000196706 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	29.90%
C000196706 | SectorABS Credit Card
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000196706 | SectorABS Other
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000196706 | SectorFinance Companies
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000196706 | SectorBanking
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000196706 | SectorLife Insurance
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000196706 | SectorElectric
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000196706 | SectorABS Car Loan
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000196706 | SectorTreasuries
Holdings [Line Items]
Percent of Net Asset Value	28.00%